Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting loss before tax	$ (40,629,360)	$ (28,277,254)
At parent entity statutory tax rate	12,188,808	7,776,245
R&D tax incentive on eligible expenses	2,916,601	2,546,983
Non-deductible R&D expenditure	(2,011,449)	(1,635,517)
Other non-deductible expenses	(732,966)	(447,983)
Amount of temporary differences and carried forward tax losses not recognized	(9,444,393)	(5,692,745)
Income tax benefit reported in the Statement of Profit or Loss and Other Comprehensive Income	$ 2,916,601	$ 2,546,983